SCHEDULE OF OTHER LEASE INFORMATION (Details)	Jun. 30, 2024	Dec. 31, 2023
Leases
Weighted-average remaining lease term - operating leases	5 years	6 months
Weighted-average discount rate - operating leases	3.625%	2.75%